TERM FACILITY	9 Months Ended
Sep. 30, 2021
Note 11 - TERM FACILITY
11.	TERM FACILITY

In July 2015, the Company entered into a ten million dollar term facility with Samsung C&T U.K. Limited (“Samsung”). Interest is charged on the facility at a rate of US dollar LIBOR (3 month) plus 4.75%. The agreement was later amended in 2018 to extend the repayment period and modify the monthly payments. Other material terms of the facility remained unchanged. The Company is currently repaying the remaining balance in monthly instalments of $278 ending September 2021. The Company is committed to selling Avino Mine concentrate on an exclusive basis to Samsung until December 31, 2024.

The facility is secured by the concentrates produced under the agreement and by 33% of the common shares of the Company’s wholly-owned subsidiary Compañía Minera Mexicana de Avino, S.A. de C.V.. The facility with Samsung relates to the sale of concentrates produced from the Avino Mine only.

The continuity of the term facility with Samsung for the nine months ended September 30, 2021, and the year ended December 31, 2020, is as follows:

	September 30,	December 31,
	2021	2020
Balance at beginning of the period	$2,513	$5,897
Repayments	(2,500)	(3,333)
Unwinding of fair value adjustment	(13)	(51)
Balance at end of the period	-	2,513
Less: Current portion	-	(2,513)
Non-current portion	$-	$-